Selling, General and Administrative Expenses - Summary of Selling, General and Administrative Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Selling General And Administrative Expenses [Line Items]
Advertising expenses	₩ 13,661	₩ 29,898	₩ 35,948
Fees and commissions	472,324	259,024	215,613
Lease expenses	1,292	1,179	1,125
Salaries	44,339	40,315	35,532
Expenses related to defined contribution and benefit plans	2,505	2,255	2,090
Employee benefits	4,256	3,895	3,390
Depreciation	5,252	5,145	4,570
Amortization	2,406	1,917	1,748
Other expenses	5,422	3,733	3,361
Total	66,066	77,614	75,631
Selling, general and administrative expenses
Disclosure Of Selling General And Administrative Expenses [Line Items]
Advertising expenses	13,661	29,898	35,948
Fees and commissions	16,662	15,909	13,959
Lease expenses	712	646	530
Salaries	20,688	17,598	15,491
Expenses related to defined contribution and benefit plans	991	783	729
Employee benefits	2,257	1,972	1,598
Depreciation	3,369	2,976	2,166
Amortization	1,340	1,155	930
Other expenses	6,386	6,677	4,280
Total	₩ 66,066	₩ 77,614	₩ 75,631